Warrants (Tables)	12 Months Ended
Mar. 31, 2023
Warrants [Abstract]
Disclosure of outstanding warrants enabling holders to acquire common shares [Table Text Block]
	Exercise	Balance				Balance
Expiry Date	Price	March 31, 2021	Issued	Exercised	Expired	March 31, 2022
June 29, 2021	CDN $4.55	628,571	-	(628,571)	-	-
September 25, 2021	CDN $3.50	491,072	-	(491,071)	(1)	-
October 12, 2021	CDN $3.50	53,571	-	(53,571)	-	-
March 14, 2022	CDN $4.20	685,714	-	(685,714)	-	-
May 6, 2023	USD $2.6677	53,035	-	(53,026)	(9)	-
May 8, 2023	USD $2.6677	13,703	-	(13,703)	-	-
Total outstanding		1,925,666	-	(1,925,656)	(10)	-
Weighted Average
Exercise Price (CDN$)		4.06	NA	$4.09	$3.41	NA

Disclosure of deferred financing fees [Table Text Block]
	March 31, 2023	March 31, 2022
Deferred financing fees, beginning of year	$-	$416,738
less: Amortization of Deferred Financing Fees	-	(416,738)

Deferred financing fees, end of year	$-	$-